Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,445,212	$ 5,158,223	$ 2,717,745
Accounts receivable	667,122	183,612	291,900
Prepaid expenses	113,647	103,403	18,856
Deferred offering cost	37,500
Total current assets	6,263,481	5,445,238	3,028,501
Right of use assets – operating lease	168,516	196,141	75,557
Long-term prepaids	59,583	59,583	27,720
Property and equipment, net	64,835	75,327	18,256
Total assets	6,556,415	5,776,289	3,150,034
Current liabilities:
Accounts payable & accrued liabilities	700,430	566,780	222,753
Operating lease liabilities – current	101,353	109,556	29,393
Income tax payable	395,324	309,043
Total current liabilities	2,609,384	2,268,600	1,299,254
Operating lease liabilities – non current	69,691	89,729	44,406
Total liabilities	2,679,075	2,358,329	1,343,660
Shareholders’ equity:
Preferred stock value	54	54	54
Common stock value	3,519	3,519	3,519
Subscription receivable			(48,718)
Treasury stock value	(60,395)	(60,395)	(60,395)
Additional paid-in capital	11,901,231	11,901,231	11,901,231
Accumulated deficit	(7,967,069)	(8,426,449)	(9,990,987)
Accumulated other comprehensive income			1,670
Total shareholders’ equity	3,877,340	3,417,960	1,806,374
Total liabilities and shareholders’ equity	6,556,415	5,776,289	3,150,034
Related Party
Current liabilities:
Due to related party	$ 1,412,277	$ 1,283,221	$ 1,047,108